      As filed with the Securities and Exchange Commission on June 3, 2003


                                                      Registration No. 333-57210
                                                                       811-07798


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )


                         Post-Effective Amendment No. 5                   ( X )



                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 12                         ( X )



                  NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                             Marijo F. Murphy, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

        Stephen E. Roth, Esq.                    Sheila K. Davidson, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and General Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485.



[ ] on May 1, 2003 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY NOTE




Registrant is filing this Post-Effective Amendment No. 5 ("Amendment") for the purposes of adding a new variable sub-account that will be available under the NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life (collectively,"Pinnacle") contract described in the Registration Statement, disclosing that two portfolios will not be made available under the policies, and making other non-material changes.



The May 1, 2003 Pinnacle prospectus and Statement of Additional Information are incorporated herein by reference. The prospectus supplement contained in the Amendment only adds to the information contained in the prospectus dated May 1, 2003 and is not intended to amend or delete any part of the May 1, 2003 prospectus, except as specifically noted herein.



The filing is designated Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940.

             NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
              NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                         Supplement dated June 16, 2003
                        to Prospectus dated May 1, 2003


        This supplement amends the May 1, 2003 Prospectus for the NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life Policies ("Policies"). You should read this information carefully before you invest in the Investment Division described in this supplement and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with the May 1, 2003 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

        The purposes of this supplement are (1) to describe one new Investment Division that will be available under the Policies as of June 16, 2003 (this supplement identifies the new Investment Division and provides information regarding the new Investment Division's fees, expenses and investment objectives); (2) to disclose that a lower crediting rate for the Fixed Accounts applies to policies issued with an Alternative Cash Surrender Value ("ACSV"); and (3) to disclose that two Investment Divisions announced in the May 1, 2003 prospectus will not be made available under the Policies. Keeping these purposes in mind, please note the following changes.


I.      NUMBER OF AVAILABLE INVESTMENT DIVISIONS

        Throughout the Prospectus, all references to "forty-three" (or 43) Investment Divisions are changed to refer to "forty-two" (or 42) Investment Divisions.


II.     VAN ECK WORLDWIDE ABSOLUTE RETURN PORTFOLIO AVAILABLE JUNE 16, 2003

        Effective June 16, 2003, the Van Eck Worldwide Absolute Return Portfolio is available as an Investment Division in the Policies.

        On page 15, under the section entitled FUND ANNUAL EXPENSES, add the following to the table in that section:

        FUND ANNUAL EXPENSES
               (as a % of the average net assets)(a)             VAN ECK WORLDWIDE
                                                                 ABSOLUTE RETURN
                                                                 ---------------
        Advisory Fees                                            2.50%
        Administration Fees                                      0.00%
        12b-1 Fees                                               0.00%
        Other Expenses                                           0.46%
                                                                 -----
        Total Fund Annual Expenses                               2.96%(l)

----------------

(a) The Fund or its agents provided the fees and charges which, except for the Van Eck Worldwide Absolute Return Portfolio, are based on 2002 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(I) Because the fund has less than one year of operating history, the fees and expenses are based on estimates for the current fiscal year. These pro forma expenses are based on average net assets of $100 million. The Advisory Fee includes all subadvisory fees. The Adviser has agreed to voluntarily waive fees and assume certain operating expenses to limit the Total Fund Annual Expenses (excluding brokerage commissions and transaction fees, interest, dividends paid on short sales, taxes and extraordinary expenses) to 2.50% of average daily net assets. These fee waivers are not contractual and may be discontinued at the discretion of the Adviser.

        On page 25, add the following to the table showing the Funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies:

       ----------------------------------------------------------------------------------
       FUNDS AND ELIGIBLE
       PORTFOLIOS                   INVESTMENT ADVISER         INVESTMENT OBJECTIVE
       ----------------------------------------------------------------------------------
       Van Eck Worldwide            Van Eck Associates         Positive returns in
       Insurance Trust:             Corporation                various market cycles by
                                                               utilizing a diversified
               Van Eck Worldwide                               "manager of managers"
               Absolute Return                                 investment approach,
                                                               whereby the Fund selects
                                                               multiple investment
                                                               subadvisers who use
                                                               various hedging
                                                               strategies.
       ----------------------------------------------------------------------------------


II. INTEREST CREDITING RATE ON POLICIES WITH ALTERNATIVE CASH SURRENDER VALUE ("ACSV")

        The interest crediting rate for the Fixed Accounts on policies with an Alternative Cash Surrender Value ("ACSV") is lower than on policies without ACSV. You should contact your registered representative for the current crediting rates.



III. TEMPLETON FOREIGN SECURITIES (CLASS 2) AND TEMPLETON GLOBAL INCOME SECURITIES (CLASS 2) NOT AVAILABLE

        The Templeton Foreign Securities (Class 2) portfolio and the Templeton Global Income Securities (Class 2) portfolio will not be made available as Investment Divisions under the Policies. All references in the prospectus to the Templeton Foreign Securities (Class 2) portfolio and the Templeton Global Income Securities (Class 2) portfolios, including those found on pages 15 and 25, are hereby deleted and should be disregarded.












                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

              NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                 Supplement dated June 16, 2003 to Statement of
                    Additional Information dated May 1, 2003


        This supplement amends the May 1, 2003 Statement of Additional Information for the NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life Policies ("Policies"). You should read this information carefully before you invest and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with the May 1, 2003 Prospectus, the May 1, 2003 Statement of Additional Information and the June 16, 2003 Prospectus Supplement. The terms we use in this supplement have the same meanings as in the Statement of Additional Information for the Policies.

        The purposes of this supplement are to indicate that (1) effective June 16, 2003, the Van Eck Worldwide Absolute Return Portfolio is available as an Investment Division under the Policies; and (2) the Templeton Foreign Securities (Class 2) portfolio and the Templeton Global Income Securities (Class 2) portfolio will not be made available under the Policies. Keeping these purposes in mind, please note the following:

        On pages 3-4, the list of available Eligible Portfolios is modified as follows: (1) add Van Eck Worldwide Absolute Return, and (2) delete references to Franklin Templeton Variable Insurance Products Trust, Templeton Foreign Securities (Class 2) and Templeton Global Income Securities (Class 2).

        Please refer to the June 16, 2003 Prospectus Supplement for more information regarding the Van Eck Worldwide Absolute Return portfolio.






                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                            PART C. OTHER INFORMATION

ITEM 27.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(c)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy for Flexible Premium Variable Universal Life Insurance Policies (No. 300-80) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (5) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(2) Form of Policy for Flexible Premium Survivorship Variable Universal Life Insurance Policies (No. 300-81) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(3) Form of Policy for Flexible Premium Variable Universal Life Insurance Policies (No. 300-82) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (5)(b) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(4) Form of Policy for Flexible Premium Survivorship Variable Universal Life Insurance Policies (No. 300-83) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(5) Supplementary Term Rider (STR) (No. 300-900) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(6) Supplementary Term Rider (STR) (No. 300-901) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(7) Scheduled Term Insurance Rider (STIR) (No. 300-902) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(f) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(8) Scheduled Term Insurance Rider (STIR) (No. 300-903) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(g) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(9) Life Extension Benefit (LEB) Rider (No. 300-904) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(h) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(10) Life Extension Benefit (LEB) Rider (No. 300-905) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(i) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(d)(11) Life Extension Benefit II (LEB II) Rider (No. 302-908) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(j) to Post-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 10/4/02 and incorporated herein by reference.

(d)(12) Life Extension Benefit II (LEB II) Rider (No. 302-909) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(k) to Post-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 10/4/02 and incorporated herein by reference.

(d)(13)          Scheduled Supplementary Term Insurance (SSTR) Rider
                 (No. 303-915) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(13) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I
                 (File No. 333-57201), filed 2/12/03 and incorporated herein by reference.

(d)(14) Scheduled Supplementary Term Insurance (SSTR) Rider (No. 303-916) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(14) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57201), filed 2/12/03 and incorporated herein by reference.

(e)              Applications.

(e)(1) Form of application for a Policy - Regulation S-T, 17 CFR 232.102(e) as Exhibit (10) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(g)              Reinsurance Contracts.

(g)(1) Specimen Automatic Reinsurance Agreement between NYLIAC and Certain Companies Relating to Certain Advanced Market Variable Universal Life Policies - Filed herewith.

(g)(2) Specimen Faculative Reinsurance Agreement between NYLIAC and Certain Companies Relating to Certain Advanced Market Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(4) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/16/03 and incorporated herein by reference.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(2) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(3) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(4) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(5) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(7) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment
                 No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(8) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No.
                 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(9) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
                 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(10) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management
                 LLC - Previously filed in accordance with Regulation S-T, 17CFR
                 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(12) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit
                 (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(13) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(14) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.





(h)(15) Amendment dated 9/17/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.


(i)              Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7) Service Agreement between American Century Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8) Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9)           Services Agreement between Neuberger Berman Management, Inc.
                 and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Life Separate Account - I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(10) Administrative and Shareholder Services Agreement between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (i)(10) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(11) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC
                 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(j)              Other Material Contracts.

(j)(1) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

                 Jay S. Calhoun, Vice President, Treasurer and Director
                   (Principal Financial Officer)
                 Richard M. Kernan, Jr., Director
                 Robert D. Rock, Senior Vice President and Director
                 Frederick J. Sievert, President and Director (Principal
                   Executive Officer)
                 Stephen N. Steinig, Senior Vice President, Chief Actuary and
                   Director
                 Seymour Sternberg, Director

(j)(2) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(j)(3) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                 Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(j)(4) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit (10)(e) to Registrant's Post-Effective Amendment No. 6 on Form N-4 and incorporated herein by reference for the following:

                 George J. Trapp, Director
                 Frank M. Boccio, Director
                 Phillip J. Hildebrand, Director
                 Michael G. Gallo, Director
                 Solomon Goldfinger, Director
                 Howard I. Atkins, Director


(j)(5) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

(j)(6) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728) filed 10/11/00 and incorporated herein by reference.

(j)(7) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I(File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(j)(8) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(j) (9) Power of Attorney for Michael E. Sproule, Director- Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I
                 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(j)(10) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.

(l)              Actuarial Opinion.

                 Not applicable.

(m)              Calculation.

                 Not applicable.

(n)              Other Opinions.

(n)(1)           Consent of PricewaterhouseCoopers LLP - Filed herewith.

(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.

                 Not applicable.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled in accordance with Regulation S-T, 17 CFR 232, 102(e) as Exhibit (9)(d) to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(q)(2) Memorandum Describing NYLIAC's Issuance, Transfer and Redemption Procedures for Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (q)(2) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 4/16/03 and incorporated herein by reference.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



         Name:                                          Title:
         -----                                          ------
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director
         Anne F. Pollack                                Director, Senior Vice President and Chief Investment Officer
         Robert D. Rock                                 Director and Senior Vice President
         Frederick J. Sievert                           Director and President
         Michael E. Sproule                             Director
         Seymour Sternberg                              Director
         George J. Trapp                                Director
         Gary G. Benanav                                Executive Vice President and Chairman of Taiwan Branch
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Patrick Colloton                               Senior Vice President
         John A. Cullen                                 Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Theodore Mathas                                Senior Vice President and Chief Operating Officer
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         John R. Meyer                                  Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Richard C. Schwartz                            Senior Vice President
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Howard Anderson                                Vice President
         David Bangs                                    Vice President
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David Boyle                                    Vice President
         William Cheng                                  Vice President
         Henry Ciapas                                   Vice President
         Carmela Condon                                 Vice President and Controller
         Mark A. Gomez                                  Vice President and Associate General Counsel
         Jane L. Hamrick                                Vice President
         Thomas Haubenstricker                          Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino, M.D.                            Vice President and Medical Director
         David Krystel                                  Vice President
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Gary J. Miller                                 Vice President
         Michael M. Oleske                              Vice President and Tax Counsel
         Micheal J. Oliviero                            Vice President - Tax
         Andrew N. Reiss                                Vice President and National Sales Manager
         Georgene Sfraga Panza                          Vice President
         David Skinner                                  Vice President
         Carol Springsteen                              Vice President
         John Swenson                                   Vice President
         Mark W. Talgo                                  Vice President
         Thomas J. Troeller                             Vice President and Attorney
         Jonathan Wooley                                Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

New York Life Investment Management Institutional Funds(1)             Delaware

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Limited                                  United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Managers                               United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Managers                                          United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Refinery Inc.                                                  Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas



     Prime Provider Corp.                                                  New York
         Prime Provider Corp. of Texas                                     Texas
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         NYLIM Mezzanine Partners GP, LLC                              Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
    New York Life Insurance Taiwan Corporation                         Taiwan
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                45.29%
          Limited (4)
    Siam Commercial New York Life Insurance Public Company             Thailand                23.73%
       Limited
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    P.T. Asuransi Jiwa Sewu-New York Life (5)                          Indonesia                  50%
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Ltd.                          Mauritius
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                  99.99%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          China                      50%


         (4) Held through controlled Thai nominee holding company.

         (5) NYL takes the position that neither NYL nor any of its affiliates controls this entity. It is included for informational purposes only.

ITEM 30.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.


      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 31.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

      The business address of each director and officer of NYLIFE Distributors Inc. is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director and Senior Vice President
     Phillip J. Hildebrand                           Director
     Robert D. Rock                                  Director and Senior Vice President
     Gary E. Wendlandt                               Director
     Stephen C. Roussin                              Director, Chairman and President
     Robert E. Brady                                 Director and Vice President
     Peter Moeller                                   Executive Vice President
     Patrick P. Boyle                                Senior Vice President
     Marc Brookmen                                   Senior Vice President
     Derek Burke                                     Chief Compliance Officer
     Jay S. Calhoun                                  Senior Vice President and Treasurer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     Wendy Fishler                                   Senior Vice President
     Stanley Metheney                                Senior Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Michael Quatela                                 Vice President
     Nathan Ronen                                    Vice President
     Richard Zuccaro                                 Vice President
     Albert Leier                                    Vice President - Financial Operations and Chief Financial Officer
     Scott T. Harrington                             Corporate Vice President
     Arphiela Arizmendi                              Corporate Vice President
     Antoinette B. Cirillo                           Corporate Vice President
     Thomas J. Murray, Jr.                           Corporate Vice President
     Robert A. Anselmi                               Secretary

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 32.          LOCATION OF ACCOUNTS AND RECORDS.

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 33.          MANAGEMENT SERVICES.

                  Not applicable.


ITEM 34.          FEE REPRESENTATION.



      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


      Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 3rd day of June, 2003.



                                              NYLIAC VARIABLE UNIVERSAL LIFE
                                              SEPARATE ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



     Frank M. Boccio*               Director

     Carmela Condon*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Frederick J. Sievert*          Director and President

     Michael E. Sproule*            Director

     Seymour Sternberg*             Director

     George J. Trapp*               Director



*By:      /s/ Robert J. Hebron
      ----------------------------------
      Robert J. Hebron
      Attorney-in-Fact
      June 3, 2003



* Pursuant to Powers of Attorney previously filed.

                                 EXHIBIT INDEX


Exhibit Number                     Description

(k)                    Opinion and Consent of Thomas F. English, Esq.

(n)(1)                 Consent of PricewaterhouseCoopers LLP